Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Measurements [Abstract]
Schedule of financial assets and liabilities measured at fair value on a recurring basis
	June 30, 2022
Description	Fair value	Level 1	Level 2	Level 3

Short-term equity investment	$39	$39	$-	$-

	December 31, 2021
Description	Fair value	Level 1	Level 2	Level 3

Short-term equity investment	$237	$237	$-	$-

	December 31, 2021
	Fair value measurements

Description	Fair value	Level 1	Level 2	Level 3

Short-term investment	$237	$237	$-	$-

	December 31, 2020
	Fair value measurements

Description	Fair value	Level 1	Level 2	Level 3

Short-term investment	$75	$75	$-	$-